Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables
The following is a summary of accrued liabilities and other payables as of December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021

	RMB in thousands

Accrued marketing expenses	783,455	1,321,776
Consideration payable for acquisitions and investments	125,363	526,453
Leasing liabilities - current portion	150,402	206,758
Payables to producers and licensors	63,307	139,951
Professional fees	38,573	64,510
Interest payable	14,041	26,469
Advances from/payables to third parties	5,869	14,386
Other staff related cost	13,872	5,325
Others	42,794	111,327

Total	1,237,676	2,416,955